Related Party Transactions (Details) - Schedule of advance to suppliers, related party - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Advance to supplier – related party
Total		$ 3,842,620	$ 4,034,124
Shexian Ruibo [Member]
Advance to supplier – related party
Total	[1]	3,656,118	3,872,110
Q Green Techcon Private Limited [Member]
Advance to supplier – related party
Total		174,099	162,014
Handan Ruisheng Construction Material Technology Co., Ltd. [ Member]
Advance to supplier – related party
Total		$ 12,403

[1]	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.